UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549                 OMB APPROVAL
                                                          OMB Number: 3235-0456
                                                      Expires:  August 31, 2000
                                                       Estimated average burden
                                                     hours per response.......1


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

_______________________________________________________________________________
     1. Name and address of issuer:

                               CitiFunds Trust II
                             21 Milk Street 5th Fl
                               Boston, MA 02109
_______________________________________________________________________________

     2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                           CitiFunds Small Cap Growth Portfolio (formerly Landmark Small Cap Equity Fund)
_______________________________________________________________________________

     3. Investment Company Act File Number: 811-4007


     Securities Act File Number: 2-90519


_______________________________________________________________________________

     4 (a). Last day of fiscal year for which this Form is filed: October 31,
1998

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     4 (b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

_______________________________________________________________________________

     4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

                                      N/A

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

     5. Calculation of registration fee:
        (i.) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                  $16,655,090.64

        (ii.) Aggregate price of securities
              redeemed or repurchased           $8,041,832.44
              during the fiscal year:

       (iii.) Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 11,
              1995 that were not previously
              used to reduce registration fees     $2,189,306
              payable to the Commission:

       (iv.)  Total available redemption credits
              [add items 5(ii) and 5(iii)]:                      $10,231,138.44

        (v.)  Net Sales - if item 5(i)
              is greater than Item 5(iv)
              [subtract item 5(iv) from item 5(i)]:               $6,423,952.20

       (vi.)  Redemption credits available for use in       $0
              future years
                -  If item 5(i) is less than item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:

      (vii.)  Multiplier for determining registration
              fee (See Instruction C.9):                              x .000278

      (viii.)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                =$1,785.86

_______________________________________________________________________________

     6. Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
_______________________________________________________________________________

     7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D): +$0
_______________________________________________________________________________

     8. Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                              =$1,785.86
_______________________________________________________________________________

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

           Method of Delivery:
                       X  Wire Transfer on 1/11/99           CIK # 0000744389
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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)        John R. Elder

                                John R. Elder, Treasurer

Date   January 14, 1999

     Please print the name and title of the signing officer below the signature.